Condensed Consolidated Statement of Operations (Unaudited) Statement - USD ($) shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net sales	$ 2,107,308		$ 2,828,892	$ 3,562,812	$ 5,147,622
Operating Costs and Expenses [Abstract]
Cost of products sold (exclusive of depreciation and amortization)	1,602,628		2,177,887	2,649,989	3,919,197
Direct operating expenses (exclusive of depreciation and amortization)	231,169		224,723	454,754	440,034
Selling, general and administrative expenses	56,052		59,540	109,337	115,343
Gain on disposal of assets, net	772		387	902	105
Maintenance turnaround expense	400		593	525	698
Depreciation and amortization	54,359		51,143	107,010	101,069
Total operating costs and expenses	1,943,836		2,513,499	3,320,713	4,576,236
Operating income	163,472		315,393	242,099	571,386
Other income (expense):
Interest income	131		201	295	364
Interest and debt expense	(26,928)		(27,316)	(53,609)	(52,273)
Other, net	4,341		4,024	10,445	7,230
Income before income taxes	141,016		292,302	199,230	526,707
Provision for income taxes	(38,152)		(78,435)	(56,781)	(137,872)
Net income	102,864		213,867	142,449	388,835
Less net income attributable to non-controlling interests	37,449		79,948	46,496	148,927
Net income attributable to Western Refining, Inc.	$ 65,415		$ 133,919	$ 95,953	$ 239,908
Earnings Per Share [Abstract]
Earnings Per Share, Basic	$ 0.70		$ 1.40	$ 1.04	$ 2.51
Earnings Per Share, Diluted	$ 0.70		$ 1.40	$ 1.04	$ 2.51
Weighted Average Number of Shares Outstanding [Abstract]
Weighted Average Number of Shares Outstanding, Basic	92,786		95,539	92,432	95,553
Weighted Average Number of Shares Outstanding, Diluted	92,847		95,626	92,495	95,654
Dividends [Abstract]
Cash dividends declared per common share	$ 0.38	$ 0.38	$ 0.34	$ 0.76	$ 0.64